Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2021 and 2022 are as follows:
March 31, 2021

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥81,726	0.3%
Short-term debt outside Japan, mainly from banks	209,852	1.9
Medium-term note outside Japan	1,336	3.0
Commercial paper in Japan	12,999	0.0
Commercial paper outside Japan	1,356	1.0

	¥307,269	1.4

March 31, 2022

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥161,799	0.7%
Short-term debt outside Japan, mainly from banks	237,790	2.1
Commercial paper in Japan	37,999	0.0
Commercial paper outside Japan	2,051	1.0

	¥439,639	1.4

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates
The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2021 and 2022 are as follows:
March 31, 2021

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2022~2037	¥519,858	1.2%
Floating rate	2022~2077	2,038,098	0.8
Insurance companies and others:
Fixed rate	2023~2039	328,790	0.8
Floating rate	2023~2077	302,337	0.6
Unsecured bonds	2023~2081	927,088	1.5
Unsecured notes under medium-term note program	2023~2027	141,296	3.1
Payables under securitized loan receivables and investment in securities	2022~2043	159,366	3.2

		¥4,416,833	1.1

March 31, 2022

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2023~2082	¥545,320	1.3%
Floating rate	2023~2077	2,076,802	1.1
Insurance companies and others:
Fixed rate	2023~2082	322,411	0.8
Floating rate	2023~2077	296,230	0.8
Unsecured bonds	2024~2081	997,654	1.6
Unsecured notes under medium-term note program	2023~2027	32,279	4.1
Payables under securitized loan receivables and investment in securities	2033~2043	156,350	3.1

		¥4,427,046	1.3

Schedule of Long Term Debt Repayment
The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2022 is as follows:

Years ending March 31,	Millions of yen
2023	¥752,828
2024	764,765
2025	610,035
2026	439,680
2027	469,840
Thereafter	1,389,898

Total	¥4,427,046

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 12 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2022:

Millions of yen
Lease payments, loans and investment in operating leases	¥106,699
Investment in securities	175,912
Property under facility operations	112,730
Other assets and other	27,784

¥423,125